Real Estate Owned	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Abstract]
Real Estate Owned

NOTE 4 – REAL ESTATE OWNED

The Company had other real estate owned of $1,048,824 at December 31, 2011, consisting of two commercial properties previously acquired and one residential property added during 2011. In 2011, rental income from other real estate owned was $67,400, while related expenses were $101,844. In 2011, the Company recognized a loss of $23,562 on the value of real estate owned. At December 31, 2010, other real estate owned totaled $991,450 and consisted of two commercial properties. Rental income for 2010 was $73,005 and related expenses were $33,831.